NON-INTEREST INCOME AND OTHER EXPENSES	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
NON-INTEREST INCOME AND OTHER EXPENSES	NON-INTEREST INCOME AND OTHER EXPENSES
The following table presents the details of the Company's non-interest income for the following periods:

	Year ended December 31,
(in thousands)	2025	2024	2023
Non-interest income:
Consumer and commercial fees	$487,095	$416,112	$349,357
Lease income	1,631,032	2,178,597	2,462,990
Capital markets and foreign exchange income	494,289	408,768	195,808
Miscellaneous income, net
Mortgage banking income and multifamily servicing fees, net	71,284	64,878	16,369
BOLI	63,869	64,811	68,479
Net gain on operating leases	14,610	69,057	66,313
Asset and wealth management fees	321,300	288,571	245,403
Loss on non-mortgage loans, net	(95,655)	(128,091)	(69,307)
Other miscellaneous income /(loss), net	338,494	17,505	(15,602)
Securities gains, net	154,705	224,459	145,039
Total non-interest income	$3,481,023	$3,604,667	$3,464,849
Disaggregation of Revenue from Contracts with Customers

The following table presents the Company's non-interest income disaggregated by revenue source:

	Year ended December 31,
(in thousands)	2025	2024	2023
Non-interest income:
In-scope of revenue from contracts with customers:
Depository services (1)	$128,300	$126,157	$123,988
Commission and trailer fees (2)	318,822	274,828	227,100
Interchange income, net (2)	80,159	82,941	72,450
Underwriting service fees (2)	306,351	260,877	144,668
Asset and wealth management fees (2)	342,987	290,573	110,637
Other revenue from contracts with customers (2)	7,833	4,349	20,586
Total in-scope of revenue from contracts with customers	1,184,452	1,039,725	699,429
Out-of-scope of revenue from contracts with customers:
Consumer and commercial fees (3)	273,679	217,752	155,534
Lease income	1,631,032	2,178,597	2,462,990
Other miscellaneous income/(loss), net (3)	237,155	(55,866)	1,857
Securities gains, net	154,705	224,459	145,039
Total out-of-scope of revenue from contracts with customers	2,296,571	2,564,942	2,765,420
Total non-interest income	$3,481,023	$3,604,667	$3,464,849
(1) Primarily recorded in the Company's Consolidated Statements of Operations within Consumer and commercial fees.
(2) Primarily recorded in the Company's Consolidated Statements of Operations within Miscellaneous income, net.
(3) The balance presented excludes certain revenue streams that are considered in-scope and presented above.
NOTE 16. NON-INTEREST INCOME AND OTHER EXPENSES (continued)

Other Expenses

The following table presents the Company's other expenses for the following periods:

	Year ended December 31,
(in thousands)	2025	2024	2023
Other expenses:
Amortization of intangibles	$34,896	$38,202	$39,477
Deposit insurance premiums and other expenses	69,391	66,506	140,221
Loss on debt extinguishment	—	32,871	—
Other administrative and miscellaneous expenses	432,686	499,648	404,025
Total Other expenses	$536,973	$637,227	$583,723